Expense Example - AB LARGE CAP GROWTH FUND INC	Jul. 31, 2025 USD ($)
Class Z
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 51
Expense Example, with Redemption, 3 Years	160
Expense Example, with Redemption, 5 Years	280
Expense Example, with Redemption, 10 Years	628
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	503
Expense Example, with Redemption, 3 Years	670
Expense Example, with Redemption, 5 Years	850
Expense Example, with Redemption, 10 Years	1,373
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	258	[1]
Expense Example, with Redemption, 3 Years	490
Expense Example, with Redemption, 5 Years	845
Expense Example, with Redemption, 10 Years	1,643
Advisor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	56
Expense Example, with Redemption, 3 Years	176
Expense Example, with Redemption, 5 Years	307
Expense Example, with Redemption, 10 Years	689
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	61
Expense Example, with Redemption, 3 Years	192
Expense Example, with Redemption, 5 Years	335
Expense Example, with Redemption, 10 Years	$ 750

[1]	If you did not redeem your shares at the end of the period, your expenses would be decreased by approximately $100.